Risk Management (Details) - Schedule of fogape COVID credits - Government Programs [Member] $ in Millions	Dec. 31, 2020 CLP ($)
Government Programs
Number of Operations	39,245
Loan value of customers	$ 1,888,855
% from the portfolio	6.10%
Provisions	$ 29,731
Government Programs
Gross carrying amount	$ 1,888,855
% of portfolio	6.10%
ECL	$ 29,731
% of total ECL	3.60%
Commercial Individual [Member]
Government Programs
Number of Operations	4,036
Loan value of customers	$ 856,922
% from the portfolio	6.70%
Provisions	$ 21,378
Commercial Group [Member]
Government Programs
Number of Operations	35,209
Loan value of customers	$ 1,031,933
% from the portfolio	21.40%
Provisions	$ 8,353
Consumer [Member]
Government Programs
Number of Operations
Loan value of customers
% from the portfolio
Provisions
Mortgages [Member]
Government Programs
Number of Operations
Loan value of customers
% from the portfolio
Provisions
Stage 1 [Member]
Government Programs
Gross carrying amount	$ 1,395,886
% of portfolio	5.50%
ECL	$ 10,324
% of total ECL	3.70%
Stage 2 [Member]
Government Programs
Gross carrying amount	$ 482,575
% of portfolio	10.50%
ECL	$ 17,971
% of total ECL	7.70%
Stage 3 [Member]
Government Programs
Gross carrying amount	$ 10,394
% of portfolio	0.90%
ECL	$ 1,436
% of total ECL	0.50%